Prepayment - Schedule of Prepayment (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Prepayment [Line Items]
Total		$ 931,170	$ 18,250
Less: Amount classified as non-current asset		(455,148)
Amount classified as current assets		476,022	18,250
Marketing expenses [Member]
Schedule of Prepayment [Line Items]
Total	[1]	705,700
Insurance [Member]
Schedule of Prepayment [Line Items]
Total		51,434
Leasehold improvements [Member]
Schedule of Prepayment [Line Items]
Total	[2]	167,097
Other [Member]
Schedule of Prepayment [Line Items]
Total		$ 6,939	$ 18,250

[1]	Prepaid marketing expenses were made to vendors for three-year marketing services including social media content preparation and promotion, website maintenance, market research and analysis, identification of potential customers and ongoing marketing advisory services.
[2]	Prepayment for leasehold improvements was for the new office rented during the year and will be capitalised under the Property and Equipment when the leasehold improvements is completed and put into use.